PAX WORLD FUNDS SERIES TRUST I
 File No. 002-38679
CERTIFICATE PURSUANT TO
 17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Pax World Funds Series Trust I (the "Trust") that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the forms of prospectus and statement of additional information contained in the Trust's post-effective amendment no. 85 under the Securities Act of 1933, as amended, the text of which was filed electronically on April 28, 2017.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 3rd day of May, 2017.

PAX WORLD FUNDS SERIES TRUST I

/s/ Joseph F. Keefe
Joseph F. Keefe
President and Chief Executive Officer

PAX WORLD FUNDS SERIES TRUST III
 File No. 333-194601
CERTIFICATE PURSUANT TO
 17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Pax World Funds Series Trust III (the "Trust") that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the forms of prospectus and statement of additional information contained in the Trust's post-effective amendment no. 7 under the Securities Act of 1933, as amended, the text of which was filed electronically on April 28, 2017.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 3rd day of May, 2017.

PAX WORLD FUNDS SERIES TRUST III

/s/ Joseph F. Keefe
Joseph F. Keefe
President and Chief Executive Officer